Note 3 - Goodwill and Intangible Assets (Details) - Goodwill Summary (USD $)	6 Months Ended
	Sep. 30, 2013	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Goodwill Summary [Abstract]
Balance		$ 10,972,547	$ 10,969,148	$ 10,876,018	$ 10,797,649
Goodwill resulting from acquisitions occurring in April 2013	31,028,723
Balance	$ 31,028,723	$ 10,972,547	$ 10,969,148	$ 10,876,018	$ 10,797,649